Document and Entity Information	Oct. 02, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	ENBRIDGE INC
Amendment Flag	false
Entity Central Index Key	0000895728
Document Type	8-K
Document Period End Date	Oct. 02, 2022
Entity Incorporation State Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, Address Line Three	Calgary
Entity Address, City or Town	Alberta
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
Sec 6.375 Fixedtofloating Rate Subordinated Notes Series 2018b Due 2078 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Fixed-to-Floating Rate Subordinated Notes Series 2018-B due 2078
Trading Symbol	ENBA
Security Exchange Name	NYSE